ATTORNEYS AT LAW 777 EAST WISCONSIN AVENUE, SUITE 3800 MILWAUKEE, WISCONSIN 53202-5306 414.271.2400 TEL 414.297.4900 FAX www.foley.com
September 20, 2024	WRITER’S DIRECT LINE 414.297.5596 pfetzer@foley.com Email

VIA EDGAR
United States Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549
Re:	Intrepid Capital Management Funds Trust (File No. 811-21625)
Ladies and Gentlemen:
On behalf of Intrepid Capital Management Funds Trust, a Delaware statutory trust (the “Trust”), we are transmitting for filing a registration statement on Form N-14.  The Registration Statement contains a Prospectus that provides information about the acquisition (the “Acquisition”) of the assets and liabilities of the Intrepid Small Cap Fund (the “Small Cap Fund”), a series of the Trust, by the Intrepid Capital Fund (the “Capital Fund”), another series of the Trust.  The Small Cap Fund and the Capital Fund are sometimes referred to herein as the “Funds.”  The Acquisition does not require shareholder approval, and the Trust is not asking for a proxy in connection with the Acquisition.
The Trust is a Delaware statutory trust, and, under applicable law and the charter documents of the Trust, no shareholder vote is required in connection with the reorganization.  In addition, no shareholder vote is required by Rule 17a-8 under the Investment Company Act of 1940 because (1) the Funds have virtually identical investment advisory contracts; (2) the Funds have the same disinterested directors; (3) no policy of the Small Cap Fund that under Section 13 of Investment Company Act could not be changed without a vote of a majority of its outstanding voting securities is materially different from a policy of the Capital Fund; and (4) the Funds have the same distribution fees.
The Capital Fund is the legal and accounting survivor of the reorganization.
This filing is being effected by direct transmission to the EDGAR System.  Please contact the undersigned at (414) 297-5596 if you have any questions or comments regarding this filing.
Very truly yours,

/s/ Peter D. Fetzer

Peter D. Fetzer

AUSTIN  |  BOSTON  |  BRUSSELS  |  CHICAGO  |  DALLAS  |  DENVER  |  DETROIT  |  HOUSTON  |  JACKSONVILLE  |  LOS ANGELES | |MADISON  |  MEXICO CITY  |  MIAMI  |  MILWAUKEE  |  NEW YORK  |  ORLANDO  |  RALEIGH  |  SACRAMENTO  |  SALT LAKE CITY | SAN DIEGO  |  SAN FRANCISCO  |  SILICON VALLEY  |  TALLAHASSEE  |  TAMPA  |  TOKYO  |  WASHINGTON, D.C.